Offerings	May 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Voting Common Stock, no par value per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	36.09
Maximum Aggregate Offering Price	$ 108,270,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,952.09
Offering Note	(1) (a) This Registration Statement on Form S-8 ("Registration Statement") covers 3,000,000 shares of voting common stock, no par value per share, of Live Oak Bancshares, Inc. ("Shares") reserved for issuance under the Live Oak Bancshares, Inc. 2026 Omnibus Stock Incentive Plan ("Omnibus Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended ("Securities Act"), this Registration Statement shall also cover any additional Shares that may become issuable under the Omnibus Plan by reason of any stock dividend, stock split, or other similar transaction affecting the Shares. (b) The Proposed Maximum Offering Price Per Unit ("Proposed Maximum") for the Omnibus Plan is estimated pursuant to Rule 457(c) and 457(h) under the Securities Act solely for the purpose of computing the registration fee, based on the average of the high and low prices reported for the Registrant's Shares on the New York Stock Exchange on May 13, 2026 (the "High/Low" price).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Voting Common Stock, no par value per share
Amount Registered | shares	350,000
Proposed Maximum Offering Price per Unit	36.09
Maximum Aggregate Offering Price	$ 12,631,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,744.41
Offering Note	(2) (a) This Registration Statement covers 350,000 Shares reserved for issuance under the Live Oak Bancshares, Inc. 2026 Employee Stock Purchase Plan (the "ESPP"). Pursuant to Rule 416(a), this Registration Statement shall also cover any additional Shares that may become issuable under the ESPP by reason of any stock dividend, stock split, or other similar transaction affecting the Shares. (b) The Proposed Maximum for the ESPP is estimated pursuant to Rule 457(c) and 457(h) under the Securities Act, solely for the purpose of computing the registration fee, based on the High/Low price.